Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations

The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2016.

	Remainder of 2016	2017	2018	2019	2020	Thereafter	Total
		(in thousands)
Vessels under construction	$154,870	$160,620	$—	$—	$—	$—	$315,490
Secured term loan facilities and revolving credit facility	33,214	175,452	125,439	21,428	79,554	99,849	534,936
9% senior unsecured bond issue	—	125,000	—	—	—	—	125,000
Office leases	413	593	477	477	477	597	3,034

Total contractual obligations	$188,497	$461,665	$125,916	$21,905	$80,031	$100,446	$978,460